Long-term debt - Schedule of Maturities on Senior Financing (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 11,698
2024	12,348
2025	11,567
2026	7,535
2027 and thereafter	714
Long-term debt	43,862
Capital lease obligations
Debt Instrument [Line Items]
2023	491
2024	474
2025	270
2026	94
2027 and thereafter	87
Long-term debt	1,416
Other bank financing
Debt Instrument [Line Items]
2023	0
2024	128
2025	128
2026	128
2027 and thereafter	128
Long-term debt	512
Term loan facilities
Debt Instrument [Line Items]
2023	11,207
2024	11,746
2025	11,169
2026	7,313
2027 and thereafter	499
Long-term debt	$ 41,934